Exceptional Items - Summary of Exceptional Items (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Exceptional items [member]
Disclosure Of Exceptional Items [line items]
Reorganisation costs	$ 56	$ 36
Tax on exceptional items [member]
Disclosure Of Exceptional Items [line items]
Current tax credit/(charge) relating to reorganisation cost	11	13
Current tax credit/(charge) relating to litigation costs	5
Current tax credit in respect of acquisition costs	2
Current tax charge on the sale of a minority investment	2	28
Deferred tax credit relating to associate investment impairment		7	$ 6
Deferred tax credit relating to integration costs		6	5
Tax credit/(charge) relating to other items			$ 1
Exceptional tax [member]
Disclosure Of Exceptional Items [line items]
Current tax charge (Credit)	5	32
Deferred tax		112
Deferred tax credit on unremitted earnings provision		10
Pension scheme settlement [member] | Tax on exceptional items [member]
Disclosure Of Exceptional Items [line items]
Tax credit relating to pension scheme settlement	6
Current tax charge relating to pension scheme settlement	5
Deferred tax credit relating to pension scheme settlement	1
Consultancy expense [member] | Exceptional items [member]
Disclosure Of Exceptional Items [line items]
Reorganisation costs	25	24
Severance Costs [member] | Exceptional items [member]
Disclosure Of Exceptional Items [line items]
Reorganisation costs	18	8
System Fund reorganisation costs [member] | Exceptional items [member]
Disclosure Of Exceptional Items [line items]
Reorganisation costs	$ 47	$ 9